UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	05/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Conservative Allocation Fund
Dreyfus Growth Allocation Fund
Dreyfus Moderate Allocation Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Conservative Allocation Fund
May 31, 2017 (Unaudited)

Registered Investment Companies - 98.3%	Shares		Value ($)
Domestic Equity - 39.2%
Dreyfus Appreciation Fund, Cl. Y	46,336	[a]	1,629,161
Dreyfus Disciplined Stock Fund	29,823	[a]	1,080,803
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	16,040	[a]	531,089
Dreyfus Research Growth Fund, Cl. Y	139,878	[a]	2,123,344
Dreyfus Smallcap Stock Index Fund, Investor Shares	20,957	[a]	627,233
Dreyfus Strategic Value Fund, Cl. Y	41,669	[a]	1,635,505
Dreyfus Structured Midcap Fund, Cl. Y	18,876	[a]	586,658
Dreyfus U.S. Equity Fund, Cl. Y	78,384	[a]	1,479,102
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	31,692	[a,b]	599,610
			10,292,505
Domestic Fixed Income - 44.3%
Dreyfus Bond Market Index Fund, Cl. I	245,131	[a]	2,539,563
Dreyfus High Yield Fund, Cl. I	245,957	[a]	1,559,370
Dreyfus Intermediate Term Income Fund, Cl. Y	335,141	[a]	4,511,000
Dreyfus Ultra Short Income Fund, Institutional Shares	302,073	[a]	3,041,872
			11,651,805
Foreign Equity - 6.8%
Dreyfus Emerging Markets Fund, Cl. Y	21,922	[a]	226,675
Dreyfus Global Real Estate Securities Fund, Cl. Y	11,600	[a]	101,966
Dreyfus International Equity Fund, Cl. Y	10,852	[a]	404,553
Dreyfus International Stock Index Fund, Investor Shares	20,995	[a]	352,303
Dreyfus/Newton International Equity Fund, Cl. Y	18,463	[a]	378,678
International Stock Fund, Cl. Y	18,033	[a]	309,989
			1,774,164
Foreign Fixed Income - 8.0%
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	70,442	[a,b]	870,661
Dreyfus International Bond Fund, Cl. Y	77,020	[a]	1,230,007
			2,100,668
Total Investments (cost $23,401,677)	98.3%		25,819,142
Cash and Receivables (Net)	1.7%		452,808
Net Assets	100.0%		26,271,950

a Investment in affiliated mutual fund.
b Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	83.5
Mutual Funds: Foreign	14.8
98.3
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Conservative Allocation Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Registered Investment
Companies	25,819,142	-	-	25,819,142

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2017, accumulated net unrealized appreciation on investments was $2,417,465, consisting of $2,797,243 gross unrealized appreciation and $379,778 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Growth Allocation Fund
May 31, 2017 (Unaudited)

Registered Investment Companies - 99.8%	Shares		Value ($)
Domestic Equity - 60.3%
Dreyfus Appreciation Fund, Cl. Y	50,380	[a]	1,771,359
Dreyfus Disciplined Stock Fund	31,819	[a]	1,153,125
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	20,364	[a]	674,255
Dreyfus Research Growth Fund, Cl. Y	167,530	[a]	2,543,104
Dreyfus Smallcap Stock Index Fund, Investor Shares	22,399	[a]	670,410
Dreyfus Strategic Value Fund, Cl. Y	43,283	[a]	1,698,864
Dreyfus Structured Midcap Fund, Cl. Y	20,312	[a]	631,287
Dreyfus U.S. Equity Fund, Cl. Y	83,835	[a]	1,581,969
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	34,048	[a,b]	644,185
			11,368,558
Domestic Fixed Income - 23.8%
Dreyfus Bond Market Index Fund, Cl. I	31,099	[a]	322,185
Dreyfus High Yield Fund, Cl. I	52,743	[a]	334,391
Dreyfus Intermediate Term Income Fund, Cl. Y	70,524	[a]	949,250
Dreyfus Ultra Short Income Fund, Institutional Shares	286,106	[a]	2,881,089
			4,486,915
Foreign Equity - 13.3%
Dreyfus Emerging Markets Fund, Cl. Y	37,201	[a]	384,657
Dreyfus Global Real Estate Securities Fund, Cl. Y	31,424	[a]	276,214
Dreyfus International Equity Fund, Cl. Y	13,778	[a]	513,654
Dreyfus International Stock Index Fund, Investor Shares	27,038	[a]	453,707
Dreyfus/Newton International Equity Fund, Cl. Y	23,837	[a]	488,889
International Stock Fund, Cl. Y	22,882	[a]	393,349
			2,510,470
Foreign Fixed Income - 2.4%
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	15,533	[a,b]	191,985
Dreyfus International Bond Fund, Cl. Y	16,336	[a]	260,884
			452,869
Total Investments (cost $15,751,441)	99.8%		18,818,812
Cash and Receivables (Net)	.2%		37,136
Net Assets	100.0%		18,855,948

[a] Investment in affiliated mutual fund.
[b] Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	84.1
Mutual Funds: Foreign	15.7
99.8
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Growth Allocation Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:

Registered Investment
Companies	18,818,812	-	-	18,818,812

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2017, accumulated net unrealized appreciation on investments was $3,067,371, consisting of $3,327,561 gross unrealized appreciation and $260,190 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Moderate Allocation Fund
May 31, 2017 (Unaudited)

Registered Investment Companies - 100.9%	Shares		Value ($)
Domestic Equity - 50.2%
Dreyfus Appreciation Fund, Cl. Y	120,401	[a]	4,233,289
Dreyfus Disciplined Stock Fund	76,599	[a]	2,775,945
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	37,958	[a]	1,256,782
Dreyfus Research Growth Fund, Cl. Y	380,799	[a]	5,780,529
Dreyfus Smallcap Stock Index Fund, Investor Shares	52,437	[a]	1,569,435
Dreyfus Strategic Value Fund, Cl. Y	105,623	[a]	4,145,700
Dreyfus Structured Midcap Fund, Cl. Y	47,827	[a]	1,486,480
Dreyfus U.S. Equity Fund, Cl. Y	198,780	[a]	3,750,986
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	79,345	[a,b]	1,501,210
			26,500,356
Domestic Fixed Income - 35.0%
Dreyfus Bond Market Index Fund, Cl. I	280,351	[a]	2,904,438
Dreyfus High Yield Fund, Cl. I	316,297	[a]	2,005,321
Dreyfus Intermediate Term Income Fund, Cl. Y	440,559	[a]	5,929,921
Dreyfus Ultra Short Income Fund, Institutional Shares	757,756	[a]	7,630,600
			18,470,280
Foreign Equity - 10.5%
Dreyfus Emerging Markets Fund, Cl. Y	89,788	[a]	928,414
Dreyfus Global Real Estate Securities Fund, Cl. Y	44,424	[a]	390,485
Dreyfus International Equity Fund, Cl. Y	32,134	[a]	1,197,974
Dreyfus International Stock Index Fund, Investor Shares	61,748	[a]	1,036,131
Dreyfus/Newton International Equity Fund, Cl. Y	53,862	[a]	1,104,715
International Stock Fund, Cl. Y	52,448	[a]	901,574
			5,559,293
Foreign Fixed Income - 5.2%
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	91,007	[a,b]	1,124,842
Dreyfus International Bond Fund, Cl. Y	100,888	[a]	1,611,185
			2,736,027
Total Investments (cost $47,009,211)	100.9%		53,265,956
Liabilities, Less Cash and Receivables	(.9%)		(496,054)
Net Assets	100.0%		52,769,902

a Investment in affiliated mutual fund.
b Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	85.2
Mutual Funds: Foreign	15.7
100.9
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Moderate Allocation Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Registered Investment
Companies	53,265,956	-	-	53,265,956

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2017, accumulated net unrealized appreciation on investments was $6,256,745, consisting of $7,159,955 gross unrealized appreciation and $903,210 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)